Income Taxes (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018
Income tax rate		16.60%	15.30%
Statutory income tax		25.00%	25.00%
Deferred tax assets
Corporate Income Tax [Member]
Income tax description		The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008.
Hong Kong [Member]
Income tax rate		16.50%
PRC [Member]
Statutory income tax	25.00%
Income tax description		Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises ("FIEs") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Sichuan Wetouch was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 11, 2014 and renewed with a new term from October 11, 2017 to October 11, 2020.